Exhibit 1. Consolidated companies, associates, and joint ventures - Subsidiaries & Joint ventures Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated companies, associates, and joint ventures
Ownership Interest	49.00%	49.00%
Equity	$ 100,252,480	$ 113,903,089	$ 90,583,772	$ 53,499,363
Profit (loss)	25,383,071	35,199,480	$ 17,630,554
Assets	280,141,090	302,792,431
Liabilities	$ 179,888,610	$ 188,889,342
ATP Tower Holdings
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	24.70%
Activity	Transport and telecommunications
Country/Domicile	UnitedStates
Geographic area of operations	UnitedStates
Equity	$ 1,448,862
Profit (loss)	(95,648)
Assets	3,981,180
Liabilities	$ 2,532,318
Interligacao Eletrica do Madeira [Member]
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	51.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
% of Ecopetrol's ownership	51.00%	51.00%
Equity	$ 3,160,818	$ 3,438,987
Profit (loss)	356,863	387,981
Assets	5,739,716	6,580,545
Liabilities	$ 2,578,898	$ 3,141,558
Interligao Eltrica Garanhuns
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	51.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 875,296
Profit (loss)	101,875
Assets	1,228,068
Liabilities	$ 352,772
Interligao Eltrica Paraguau
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 884,355
Profit (loss)	126,683
Assets	1,331,261
Liabilities	$ 446,906
Interligacao Eletrica Aimores
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 551,370
Profit (loss)	84,280
Assets	850,421
Liabilities	$ 299,051
Interligacao Eletrica Ivai
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	50.00%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 798,810
Profit (loss)	169,061
Assets	3,603,858
Liabilities	$ 2,805,048
Transmissora Alianca de Energia Eletrica
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	14.88%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
% of Ecopetrol's ownership	14.88%	14.88%
Equity	$ 5,273,100	$ 6,091,281
Profit (loss)	1,121,332	1,252,974
Assets	13,877,165	14,319,223
Liabilities	$ 8,604,065	$ 8,227,942
Interconexion Electrica Colombia Panama-Panama
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	50.00%
Activity	Electric power
Country/Domicile	Panama
Geographic area of operations	Panama
Equity	$ 2,189
Profit (loss)	(31,805)
Assets	5,572
Liabilities	$ 3,383
Interconexion Electrica Colombia Panama Colombia
Consolidated companies, associates, and joint ventures
Functional Currency	Colombia peso
Ownership Interest	1.17%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 265
Profit (loss)	(2)
Assets	266
Liabilities	$ 1
Transnexa
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	50.00%
Activity	Transport and telecommunications
Country/Domicile	Ecuador
Geographic area of operations	Ecuador
Derivex
Consolidated companies, associates, and joint ventures
Functional Currency	Colombia peso
Ownership Interest	40.46%
Activity	Manage the trading system for financial instruments derived from electricity
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 2,568
Profit (loss)	(851)
Assets	$ 2,568
Parques de Rio [Member]
Consolidated companies, associates, and joint ventures
Functional Currency	Colombia peso
Ownership Interest	33.00%
Activity	Roads
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 68
Profit (loss)	(34)
Assets	$ 68
Conexin Kimal Lo Aguirre S.A. [Member]
Consolidated companies, associates, and joint ventures
Functional Currency	Chilena peso
Ownership Interest	33.33%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 357,207
Profit (loss)	873
Assets	933,357
Liabilities	$ 576,150
Consorcio Transmantaro
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 1,763,298
Profit (loss)	264,947
Assets	7,344,752
Liabilities	$ 5,581,454
Interligacao Electrica Evrecy
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 301,117
Profit (loss)	(16,122)
Assets	338,371
Liabilities	$ 37,254
Fundo De Investimento Assis
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.81%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 297,081
Profit (loss)	11,015
Assets	$ 297,081
Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.73%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 14,829
Profit (loss)	1,112
Assets	$ 14,829
Fundo de Investimento Referenciado di Bandeirantes
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	27.68%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 290,651
Profit (loss)	30,977
Assets	$ 290,651
Fundo de Investimento Xavantes Referenciado di
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	17.54%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 609,614
Profit (loss)	54,566
Assets	$ 609,614
Interconexiones Viales
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	65.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 37
Profit (loss)	(4,145)
Assets	39
Liabilities	$ 2
Interligacao Eletrica Aguapei
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 506,224
Profit (loss)	51,352
Assets	556,177
Liabilities	$ 49,953
Interligacao Eletrica Biguau
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 361,965
Profit (loss)	59,638
Assets	424,904
Liabilities	$ 62,939
Interligacao Eletrica De Minas Gerais
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 416,128
Profit (loss)	783
Assets	452,785
Liabilities	$ 36,657
Interligacao Eletrica Itapura
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 139,848
Profit (loss)	18,699
Assets	157,436
Liabilities	$ 17,588
Interligacao Eletrica Itaquere
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 474,440
Profit (loss)	60,763
Assets	523,334
Liabilities	$ 48,894
Interligacao Eletrica Itaunes
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 420,279
Profit (loss)	25,801
Assets	480,882
Liabilities	$ 60,603
Interligacao Eletrica Norte E Nordeste
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 319,114
Profit (loss)	57,351
Assets	448,973
Liabilities	$ 129,859
Interligacao Eletrica Pinheiros
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 53,982
Profit (loss)	11,823
Assets	62,153
Liabilities	$ 8,171
Interligacao Eletrica Riacho Grande
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 126,250
Profit (loss)	11,066
Assets	158,806
Liabilities	$ 32,556
Interligacao Eletrica Serra Do Japi
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 342,355
Profit (loss)	46,124
Assets	378,842
Liabilities	$ 36,487
Interligacao Eletrica Sul
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 180,168
Profit (loss)	7,516
Assets	210,185
Liabilities	$ 30,017
Interligacao Eletrica Tibagi
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 208,874
Profit (loss)	26,181
Assets	233,320
Liabilities	$ 24,446
Internexa
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 71,206
Profit (loss)	(143,493)
Assets	543,656
Liabilities	$ 472,450
Transamerican Telecomunication S.A.
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Argentina
Geographic area of operations	Argentina
Equity	$ 5,909
Profit (loss)	(12,330)
Assets	16,905
Liabilities	$ 10,996
Internexa Brasil Operadora de Telecomunicacoes
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 789
Profit (loss)	(134,535)
Assets	790
Liabilities	$ 1
Internexa Chile
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	98.43%
Activity	Telecommunications and ICT
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 15,549
Profit (loss)	(13,073)
Assets	56,509
Liabilities	$ 40,960
Internexa Participaes
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	99.42%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 985
Profit (loss)	(91,887)
Assets	1,051
Liabilities	$ 66
Internexa Peru
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	99.42%
Activity	Telecommunications and ICT
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 44,450
Profit (loss)	(26,531)
Assets	305,746
Liabilities	$ 261,296
ISA Bolivia
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Equity	$ 110,562
Profit (loss)	10,284
Assets	121,428
Liabilities	$ 10,866
ISA Capital Do Brasil
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 4,943,612
Profit (loss)	841,993
Assets	5,298,623
Liabilities	$ 355,011
ISA CTEEP
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 13,721,058
Profit (loss)	2,461,680
Assets	27,486,842
Liabilities	$ 13,765,784
ISA Interchile
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,293,646
Profit (loss)	121,276
Assets	5,545,359
Liabilities	$ 4,251,713
ISA Intercolombia
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 133,111
Profit (loss)	52,374
Assets	455,003
Liabilities	$ 321,892
ISA Intervial Chile
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 3,635,694
Profit (loss)	533,512
Assets	4,256,273
Liabilities	$ 620,579
ISA Intervial Colombia
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 638
Profit (loss)	51
Assets	$ 638
ISA Inversiones Chile
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,672,354
Profit (loss)	157,503
Assets	1,924,873
Liabilities	$ 252,519
ISA Inversiones Chile Vas SpA
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 3,638,171
Profit (loss)	534,045
Assets	3,638,805
Liabilities	$ 634
ISA Inversiones Costera Chile
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ (114,051)
Profit (loss)	(71,698)
Assets	70,173
Liabilities	$ 184,224
ISA Inversiones Tolten
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 27
Profit (loss)	(5)
Assets	$ 27
ISA Investimentos E Participacoes
Consolidated companies, associates, and joint ventures
Functional Currency	Brazilian real
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 995,716
Profit (loss)	140,918
Assets	995,918
Liabilities	$ 202
ISA Peru
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	99.98%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 191,119
Profit (loss)	43,063
Assets	898,335
Liabilities	$ 707,216
ISA REP
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 546,059
Profit (loss)	290,512
Assets	1,859,619
Liabilities	$ 1,313,560
ISA Transelca
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 910,581
Profit (loss)	199,452
Assets	1,936,548
Liabilities	$ 1,025,967
Linear Systems RE
Consolidated companies, associates, and joint ventures
Functional Currency	US dollar
Ownership Interest	100.00%
Activity	Other business
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Equity	$ 35,632
Profit (loss)	7,232
Assets	93,546
Liabilities	$ 57,914
Proyectos De Infraestructura Del Peru
Consolidated companies, associates, and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 19,019
Profit (loss)	7,773
Assets	21,204
Liabilities	$ 2,185
Ruta Costera
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 173,012
Profit (loss)	(4,870)
Assets	2,588,885
Liabilities	$ 2,415,873
Ruta de La Araucania
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 323,871
Profit (loss)	60,950
Assets	681,824
Liabilities	$ 357,953
Ruta de Los Rios
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	75.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 79,259
Profit (loss)	35,696
Assets	301,539
Liabilities	$ 222,280
Ruta del Bosque
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 11,072
Profit (loss)	(28,950)
Assets	12,595
Liabilities	$ 1,523
Ruta del Loa
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 310,944
Profit (loss)	70,097
Assets	1,365,486
Liabilities	$ 1,054,542
Ruta del Maipo
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 2,464,102
Profit (loss)	465,092
Assets	7,018,675
Liabilities	$ 4,554,573
Ruta del Maule
Consolidated companies, associates, and joint ventures
Functional Currency	Chilean peso
Ownership Interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 24
Profit (loss)	2,264
Assets	25
Liabilities	$ 1
Sistemas Inteligentes en Red
Consolidated companies, associates, and joint ventures
Functional Currency	Colombia peso
Ownership Interest	99.77%
Activity	Other business
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 13,743
Profit (loss)	4,543
Assets	25,252
Liabilities	$ 11,509
XM
Consolidated companies, associates, and joint ventures
Functional Currency	Colombian peso
Ownership Interest	99.73%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 57,987
Profit (loss)	18,309
Assets	445,241
Liabilities	$ 387,254